Taxation	12 Months Ended
Dec. 31, 2020
Taxation [Abstract]
Taxation
9. Taxation
(a) Sales tax
Pursuant to the provision regulation of the PRC on Value-added tax (“VAT”) and its implementation rules, the Company’s subsidiaries and VIEs are generally subject to VAT at a rate of 6% from
r
evenues earned from services provided or 17% from sales of general goods. Effective from May 1, 2018, the 17% VAT rate was reduced to 16% and effective from April 1, 2019, the 16% VAT rate was further reduced to 13%.
Since January 2020, in accordance with the Announcement on Tax Policies to Support Prevention and Control of
COVID-19
issued by the Ministry of Finance and the State Taxation Administration (“STA”), and the Announcement on the Period of Implementation of Tax Policies to Support Epidemic Prevention and Control and to Ensure Supply (collectively, the “Tax Policies”), due to the
COVID-19,
the VAT from providing daily life services was exempted starting on January 1, 2020 and ending on March 31, 2021 (Note 14).
The Group is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising revenue and subject to a 50% reduction which was effective from July 1, 2019. The cultural development fee on the provision of advertising services was exempted starting on January 1, 2020 until December 31, 2021 according to the Announcement on Tax and Fee Policies to Support the Film and Other Industries issued by the Ministry of Finance and STA on May 13, 2020 and Announcement of the Ministry of Finance and the State Taxation Administration on the Renewal of the Implementation of Some Tax Preferences in Response to the Epidemic (Announcement of the Ministry of Finance and the State Taxation Administration No. 7 of 2021) due to the breakout of COVID-19.
(b) Income tax
Composition of income tax
The following table presents the composition of income tax expenses for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expenses	11,294	2,432	2,929

Income tax expenses	11,294	2,432	2,929

Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
The subsidiary incorporated in Hong Kong was subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered
profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. The payments of dividends to its shareholders are not subject to withholding tax in Hong Kong.
China
Under the PRC Enterprise Income Tax Law, or EIT Law, the standard enterprise income tax rate (“EIT rate”) is 25%. Entities qualifying as High and New Technology Enterprises (“HNTE”) qualify for a preferential tax rate of 15% subject to a requirement that they re-apply
for HNTE status every three years.
Youdao Information was qualified as an HNTE in 2015 initially and extended the qualification in 2018, and hence subject to a preferential tax rate of 15% since 2015 to 2020. As of December 31, 2020, Youdao Information was in an accumulative deficit position.
All other PRC incorporated entities of the Group were subject to a 25% income tax rate for all the periods presented.
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
Statutory income tax rate	25%	25%	25%
Permanent differences	5%	0%	3%
Tax effect of preferential tax treatment and tax difference of statutory rate in other jurisdictions	(5%)	(9%)	(11%)
Change in valuation allowance	(31%)	(16%)	(17%)

Effective income tax rate	(6%)	0%	0%

(c) Deferred tax assets
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	160,743	137,550
Advertising and promotion expenses in excess of deduction limit	60,883	315,708
Payroll and expense accrued	29,739	98,889
Others	704	2,085
Less: valuation allowance	(252,069)	(554,232)

Total deferred tax assets, net	—	—

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2019	2020
	RMB	RMB
Balance as of January 1	146,617	252,069
Change of valuation allowance	105,452	302,163

Balance as of December 31	252,069	554,232

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain HNTE entity’s expiration period for tax losses has been extended from five years to ten years in 2018, other entities’ expiration period for tax losses maintains as five years. Tax losses of Company’s subsidiary incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income. As of December 31, 2020, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2021	—
Loss expiring in 2022	—
Loss expiring in 2023	4
Loss expiring in 2024	32,082
Loss expiring in 2025	163,065
Loss expiring in 2026	111,357
Loss expiring in 2027	112,069
Loss expiring in 2028	201,070
Loss expiring in 2029 and thereafter	256,264

875,911

(d) Withholding income tax
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous EIT Law, which was effective before January 1, 2018. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25%
of the shares of the FIE). STA further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.
To the extent that subsidiaries and VIEs of the Group have undistributed earnings, the Group will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2019 and 2020, the Group did not record any withholding tax as the PRC entities were still in accumulated deficit position.